OTHER COMPREHENSIVE INCOME / (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	May 22, 2020	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Storage)			$ 13,387	$ 12,999	$ 13,255
Interest expense			(2,360)	(2,228)	(2,333)
Net gain/(loss) on assets sold/held for sale			30	(50)	(121)
Total before tax			2,166	5,107	5,187
Income tax (recovery) expense			(120)	(194)	(754)
Net Income Attributable to Common Shares			1,815	4,457	3,976
Plant operating costs and other			4,098	3,878	3,913
Income from equity investments			898	1,019	920
Reclassification to net income of gains and losses on cash flow hedges			(55)	$ (489)	(14)
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain/(loss) on assets sold/held for sale		$ 364
Ownership interest sold	65.00%	65.00%		65.00%
Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Change in fair value of derivative instruments recognized in OCI		$ (613)		$ (613)
Reclassification to net income of gains and losses on cash flow hedges				(459)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax			(68)	(642)	(19)
Income tax (recovery) expense			13	160	5
Net Income Attributable to Common Shares			(55)	(482)	(14)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense			(46)	(28)	(12)
Net gain/(loss) on assets sold/held for sale			0	(613)	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax			(20)	(23)	(14)
Income tax (recovery) expense			6	6	4
Net Income Attributable to Common Shares			(14)	(17)	(10)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Amortization of actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other			(22)	(23)	(14)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Settlement gain
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other			2	0	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (recovery) expense			9	4	3
Net Income Attributable to Common Shares			(28)	(11)	(5)
Income from equity investments			(37)	(15)	(8)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain/(loss) on assets sold/held for sale			0	0	13
Income tax (recovery) expense			0	0	0
Net Income Attributable to Common Shares			0	0	13
Amounts Reclassified From Accumulated Other Comprehensive Loss | Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income Attributable to Common Shares			0	7	0
Power and Storage | Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Storage)			$ (22)	$ (1)	$ (7)